Submission	Mar. 26, 2026
Submission [Line Items]
Central Index Key	0001850391
Registrant Name	WisdomTree Bitcoin Fund
Registration File Number	333-254134
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	WisdomTree Bitcoin Fund
Street 1	c/o WisdomTree Digital Commodity Services, LLC
Street 2	250 West 34th Street, 3rd Floor
City	New York
State or Country Code	New York
Zip Code	10119
Reporting FY End Date	Dec. 31, 2025
Offset Table N/A	N/A